Share capital and shares held in treasury	12 Months Ended
Dec. 31, 2023
Share capital and shares held in treasury
Share capital and shares held in treasury

23 Share capital and shares held in treasury

Accounting policy

Shares of RELX PLC that are repurchased and not cancelled are classified as shares held in treasury. The consideration paid, including directly attributable costs, is recognised as a deduction from equity. Shares of RELX PLC that are purchased by the Employee Benefit Trust are also classified as shares held in treasury, with the cost recognised as a deduction from equity.

RELX PLC

CALLED UP SHARE CAPITAL – ORDINARY SHARES OF UK 14 ⁵¹/₁₁₆ PENCE EACH ALLOTTED, ISSUED AND FULLY PAID	No. of shares	2022 £m	No. of shares	2023 £m
At start of year	1,984,961,632	286	1,934,880,088	279
Issue of ordinary shares	1,918,456	-	3,027,517	-
Cancellation of ordinary shares	(52,000,000)	(7)	(31,000,000)	(4)
At end of year	1,934,880,088	279	1,906,907,605	275

NUMBER OF ORDINARY SHARES	Year ended 31 December
	2022 Shares in issue net of treasury shares* (millions)	Shares in issue (millions)	Treasury shares (millions)	2023 Shares in issue net of treasury shares* (millions)
RELX PLC
At start of year	1,929.4	1,934.9	(25.4)	1,909.5
Issue of ordinary shares	1.9	3.0	-	3.0
Repurchase of ordinary shares	(21.7)	-	(30.9)	(30.9)
Net purchase of shares by the Employee Benefit Trust	(0.1)	-	(0.1)	(0.1)
Cancellation of ordinary shares	-	(31.0)	31.0	-
At end of year	1,909.5	1,906.9	(25.4)	1,881.5

*	At 31 December 2023 the total shares in issue net of treasury shares is 1,881,531,883 (2022: 1,909,526,620).

All of the RELX PLC ordinary shares rank equally with respect to voting rights and rights to receive dividends, except for the shares held in treasury, which do not attract voting or dividend rights. There are no restrictions on the rights to transfer shares.

The issue of ordinary shares in the year relates to the exercise of share options.

During the year, RELX PLC repurchased 30.9m (2022: 21.7m; 2021: nil) RELX PLC ordinary shares for an average price of 2,588p. Total consideration for these repurchased shares was £800m (2022: £500m; 2021: nil). On 8 December 2023, RELX PLC announced a non-discretionary programme to repurchase further ordinary shares up to the value of £150m. At 31 December 2023, an accrual of £150m was recognised in respect of this non-discretionary commitment. A further 4.6m RELX PLC ordinary shares have been repurchased in January and February 2024 under this programme.

The Employee Benefit Trust purchases RELX PLC shares which, at the trustees’ discretion, can be used in respect of the exercise of share options and to meet commitments under conditional share awards. During the year, the Employee Benefit Trust purchased 2m shares for a total cost of £50m (2022: £50m; 2021: £1m). At 31 December 2023, shares held by the Employee Benefit Trust were £117m (2022: £101m; 2021: £86m) at cost.

At 31 December 2023, RELX PLC shares held in treasury related to 5,663,529 (2022: 5,553,401; 2021: 5,448,564) RELX PLC ordinary shares held by the Employee Benefit Trust; and 19,712,193 (2022: 19,800,067; 2021: 50,087,679) RELX PLC ordinary shares held by the parent company.